Supplemental Cash Flow Information - Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities [Abstract]
Change in accounts receivable	$ (17,173)	$ 1,097
Change in inventories	787	2,307
Change in prepaid expenses and deposits	2,450	(1,396)
Change in accounts payable and accrued liabilities	(3,638)	2,279
Change in working capital	(17,574)	4,287
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(124)	(720)
Non-cash working capital	(17,698)	3,567
Related to operating activities	(23,176)	5,082
Related to investing activities	5,478	(1,515)
Net change in non-cash working capital	(17,698)	3,567
Cash interest paid (included in operating activities)	(1,101)	(20,841)
Cash interest received (included in operating activities)	$ 371	$ 670